Dividends Paid (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends [Abstract]
Number of shares issued	641,964,077	641,964,077	641,964,077
Treasury Stock, Common, Shares	0	0	0
Number of shares eligible for dividends	641,964,077	641,964,077	641,964,077
Dividends paid per share (In won)	₩ 1,980	₩ 3,100	₩ 500
Dividend paid	₩ 1,271,089	₩ 1,990,089	₩ 320,982